Lincoln Benefit Life Company
Lincoln Benefit Life Variable Life Account

Supplement dated February 28, 2024,
to the Prospectus and Updating Summary Prospectus,
each dated May 1, 2023 for the following policy:

TotalAccumulatorSM Variable Adjustable Life Insurance

This supplement amends certain disclosure contained in the above-referenced Prospectus and Updating Summary Prospectus for the TotalAccumulatorSM Variable Adjustable Life Insurance Policy (the “Policy”) issued by Lincoln Benefit Life Company. This Supplement supersedes and replaces the supplement dated November 17, 2023 to the above-referenced Prospectus and Updating Summary Prospectus for the Policy.

The Board of Trustees of AB Variable Products Series Fund, Inc. has approved the closure and liquidation of the Alliance Bernstein VPS Sustainable International Thematic Portfolio – Class A. The liquidation was initially scheduled to be effective as of March 4, 2024, but is now scheduled to be effective as of April 15, 2024 (“Effective Date”). Accordingly, as of the Effective Date the Portfolio will no longer be available as an investment alternative. Therefore, the corresponding Alliance Bernstein VPS Sustainable International Thematic Portfolio – Class A Sub-Account that invests in this Portfolio will be closed and no longer offered as of the Effective Date.

As the Alliance Bernstein VPS Sustainable International Thematic Portfolio – Class A will no longer be offered as an investment option, you may wish to transfer, prior to the Effective Date, some or all of your Policy Value in the Alliance Bernstein VPS Sustainable International Thematic Portfolio – Class A Sub-Account to the other investment options currently offered by your Policy. These investment alternatives are listed in Appendix A of your Prospectus or Summary Prospectus. These transfers are not subject to a transfer fee. Any Policy Value remaining in the Alliance Bernstein VPS Sustainable International Thematic Portfolio – Class A Sub-Account will be transferred automatically, as of the Effective Date, to the Fidelity® VIP Government Money Market Portfolio – Initial Class Sub-Account.

If you currently allocate Policy Value to the Alliance Bernstein VPS Sustainable International Thematic Portfolio – Class A Sub-Account through automatic additions, automatic portfolio rebalancing, dollar cost averaging or systematic withdrawal programs, your allocations in these programs will also need to be changed. If you do not change these allocations to other investment options currently available under your Policy, the allocations to the Alliance Bernstein VPS Sustainable International Thematic Portfolio – Class A Sub-Account will be automatically allocated, as of the Effective Date, to the Fidelity® VIP Government Money Market Sub-Account.

We will send you a confirmation that shows the amount that is transferred to the Fidelity® VIP Government Money Market Sub-Account or to the investment option that you chose and the date of the transaction. For additional information on how to transfer to another investment option, or how to make a change to your current allocation(s), please contact your financial representative or call our Customer Service Center at 1-800-865-5237.

If your Policy Value in the Alliance Bernstein VPS Sustainable International Thematic Portfolio – Class A Sub-Account is transferred automatically to the Fidelity® VIP Government Money Market Sub-Account, for 60 days following the automatic transfer, you may transfer your Policy Value in the Fidelity® VIP Government Money Market Sub-Account to any other investment option(s) available under your Policy and such transfer will not be subject to a transfer fee. After 60 days, a transfer fee may apply.

For future reference, please keep this supplement together with your prospectus.

Lincoln Benefit Life Company
Lincoln Benefit Life Variable Life Account

Supplement dated February 28, 2024,
to the Prospectus and Updating Summary Prospectus,
each dated May 1, 2023 for the following policy:

TotalAccumulatorSM Variable Adjustable Life Insurance

This supplement amends certain disclosure contained in the above-referenced Prospectus and Updating Summary Prospectus for the TotalAccumulatorSM Variable Adjustable Life Insurance Policy (the “Policy”) issued by Lincoln Benefit Life Company. This Supplement supersedes and replaces the supplement dated November 17, 2023 to the above-referenced Prospectus and Updating Summary Prospectus for the Policy.

The Board of Trustees of AB Variable Products Series Fund, Inc. has approved the closure and liquidation of the Alliance Bernstein VPS Sustainable International Thematic Portfolio – Class A. The liquidation was initially scheduled to be effective as of March 4, 2024, but is now scheduled to be effective as of April 15, 2024 (“Effective Date”). Accordingly, as of the Effective Date the Portfolio will no longer be available as an investment alternative. Therefore, the corresponding Alliance Bernstein VPS Sustainable International Thematic Portfolio – Class A Sub-Account that invests in this Portfolio will be closed and no longer offered as of the Effective Date.

As the Alliance Bernstein VPS Sustainable International Thematic Portfolio – Class A will no longer be offered as an investment option, you may wish to transfer, prior to the Effective Date, some or all of your Policy Value in the Alliance Bernstein VPS Sustainable International Thematic Portfolio – Class A Sub-Account to the other investment options currently offered by your Policy. These investment alternatives are listed in Appendix A of your Prospectus or Summary Prospectus. These transfers are not subject to a transfer fee. Any Policy Value remaining in the Alliance Bernstein VPS Sustainable International Thematic Portfolio – Class A Sub-Account will be transferred automatically, as of the Effective Date, to the Fidelity® VIP Government Money Market Portfolio – Initial Class Sub-Account.

If you currently allocate Policy Value to the Alliance Bernstein VPS Sustainable International Thematic Portfolio – Class A Sub-Account through automatic additions, automatic portfolio rebalancing, dollar cost averaging or systematic withdrawal programs, your allocations in these programs will also need to be changed. If you do not change these allocations to other investment options currently available under your Policy, the allocations to the Alliance Bernstein VPS Sustainable International Thematic Portfolio – Class A Sub-Account will be automatically allocated, as of the Effective Date, to the Fidelity® VIP Government Money Market Sub-Account.

We will send you a confirmation that shows the amount that is transferred to the Fidelity® VIP Government Money Market Sub-Account or to the investment option that you chose and the date of the transaction. For additional information on how to transfer to another investment option, or how to make a change to your current allocation(s), please contact your financial representative or call our Customer Service Center at 1-844-768-6780.

If your Policy Value in the Alliance Bernstein VPS Sustainable International Thematic Portfolio – Class A Sub-Account is transferred automatically to the Fidelity® VIP Government Money Market Sub-Account, for 60 days following the automatic transfer, you may transfer your Policy Value in the Fidelity® VIP Government Money Market Sub-Account to any other investment option(s) available under your Policy and such transfer will not be subject to a transfer fee. After 60 days, a transfer fee may apply.

For future reference, please keep this supplement together with your prospectus.